Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2021	Mar. 31, 2020
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 4,559	¥ 1,816
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	249	270
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	4,184	1,368
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 126	¥ 178